Summary of Significant Accounting Policies - Geographic Information for Property and Equipment, Net of Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 10,219	$ 12,091
United States [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, net	920	2,067
China [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 9,299	$ 10,024